Cover	Mar. 13, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On March 14, 2024, First Wave BioPharma, Inc. (the "Company") filed a Current Report on Form 8-K (the "Original Form 8-K") with the Securities and Exchange Commission in connection with the Company's merger with ImmunogenX, Inc. ("IMGX"). This Amendment No.1 on Form 8-K/A amends the Original Form 8-K to file (i) the financial statements of IMGX required by Item 9.01(a) of Form 8-K (the "IMGX Financial Statements"), (ii) the pro forma financial information required by Item 9.01(b) of Form 8-K (together with the IMGX Financial Statements, the "IMGX Financial Information"), and (iii) a consent from Holthouse Carlin Van Trigt LLP ("HCVT") to incorporate by reference HCVT's audit report included in the IMGX Financial Information into certain of the Company's registration statements. The IMGX Financial Information and the consent of HCVT were not included in the Original Form 8-K in reliance on the instructions to such item. Except as described above, all other information in the Original Form 8-K remains unchanged.
Document Period End Date	Mar. 13, 2024
Entity File Number	001-37853
Entity Registrant Name	First Wave BioPharma, Inc.
Entity Central Index Key	0001604191
Entity Tax Identification Number	46-4993860
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	777 Yamato Road
Entity Address, Address Line Two	Suite 502
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33431
City Area Code	561
Local Phone Number	589-7020
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	FWBI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false